Segment information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 32,055	$ 21,742
North America
Disclosure of geographical areas [line items]
Revenue	23,855	15,222
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 8,200	$ 6,520